Common shares (Tables)	12 Months Ended
Dec. 31, 2022
Common shares.
Reconciliation of common shares outstanding

		Total
	Number	amount
December 31, 2019	11,683,689	$50,185,756
Common share issuances:
Public offering	1,818,788	9,943,886

December 31, 2020	13,502,477	60,129,642
Common share issuances:
Settlement of contingent consideration in shares	231,011	3,095,799
Private placement	2,353,347	23,221,195
Public offering	1,707,750	11,886,677
Exercise of stock options	5,500	46,875
Exercise of broker warrants	1,800	28,729

December 31, 2021	17,801,885	$98,408,917
Common share issuances:
Success TMS Acquisition issuance	11,634,660	15,711,445

December 31, 2022	29,436,545	$114,120,362